Expenses by nature - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Disclosure of attribution of expenses by nature to their function [line items]
Operating expense	€ 267,788	€ 257,320	€ 486,945
Decrease in operating expenses		229,600
Consulting and other purchased services	65,783	€ 80,988	€ 141,631
Increase in cost of services and change in inventory	2,300
Increase in raw materials and consumables used	€ 7,900
Average number of employees | employee	695	684	778
Increase in share based compensation expense	€ 2,400
Increase in depreciation	2,700
Impairment charge/reversal	€ (322)	€ (1,869)
VLA2001
Disclosure of attribution of expenses by nature to their function [line items]
Write-downs (reversals of write-downs) of inventories			€ 159,400
Impairment charge/reversal			€ 14,800